Stock-Based Compensation - Stock-Based Award Plans - Additional Information (Detail) - 2016 Incentive Award Plan shares in Millions	12 Months Ended
Dec. 31, 2016 shares
Stock-Based Compensation
Shares remained available for grant	3.4
Maximum annual increase in shares available for issuance, percentage of outstanding shares	4.00%
Stock incentive plans, vesting period	4 years
Stock incentive plans, expiration period	10 years
Restricted Stock Units (RSUs)
Stock-Based Compensation
Stock incentive plans, vesting period	1 year
Restricted Stock
Stock-Based Compensation
Stock incentive plans, vesting period	4 years